Significant Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2017
Significant Accounting Estimates and Judgments [Abstract]
SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS

NOTE 3—SIGNIFICANT ACCOUNTING ESTIMATES AND JUDGMENTS

Estimates and judgments are reviewed on an ongoing basis and are based on past experience and other factors, including expectations of future events, which are considered reasonable in view of current circumstances.

A.	Significant accounting estimates

The Company makes estimates and assumptions with respect to the future. By nature, accounting estimates are rarely identical to actual results. The estimate that has a significant risk of resulting in a material adjustment to carrying amounts of assets and liabilities in the next financial year are discussed below:

1)	Impairment indicators of IPR&D.

The Company reviews whether events or changes in circumstances have occurred that indicate that the carrying amount of IPR&D may not be recoverable. In such cases an impairment test is performed. See also Note 2E(1).

2)	Fair value measurement of debentures

The fair value of the debentures is measured on the basis of accepted valuation models and assumptions regarding unobservable inputs used in the valuation models, see also Note 12.

Significant judgments made when applying the Company’s accounting policy:

1)	Grants from the IIA

In accordance with the accounting treatment prescribed in Note 2G, The Company’s management is required to examine whether there is reasonable assurance that the grant that was received will be repaid. In addition, if, at the date of initial recognition, the grant is recognized in the statement of comprehensive loss, the Company’s management is required to evaluate whether there is reasonable assurance of the project’s success and of payment of royalties to the IIA. The Company’s management believes that as of December 31, 2017, there is reasonable assurance that royalties will be paid to the IIA and that their present value is NIS 1.2 million. This amount was recognized as a financial liability in the statement of financial position.

2)	Development costs

Development costs are capitalized in accordance with the accounting policy described in Note 2E(3). Capitalization of costs is based on management’s judgment about technological and economic feasibility. The Company’s management believes that as of December 31, 2017, the above conditions were not met, therefore development costs were not capitalized.